Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document and Entity Information
Entity Registrant Name	Velti plc
Entity Central Index Key	0001490412
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Document Type	6-K
Document Period End Date	Jun. 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2
Amendment Flag	false
Entity Common Stock, Shares Outstanding	64,758,351
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes